Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of basic and diluted net loss per share
	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Numerator:
Net loss attributable to Ucommune International Ltd.’s shareholders	(791,150)	(488,492)	(1,996,413)
Denominator:
Weighted average ordinary shares used in computing basic and diluted loss per share**	2,503,708	3,257,088	4,313,064
Basic and diluted net loss per share**	(316.00)	(149.98)	(462.88)

*        The potential dilutive securities were not included in the calculation of dilutive net loss per share in those periods where their inclusion would be anti-dilutive.

**      The ordinary shares are presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022 (Note 26)